Leases	12 Months Ended
Mar. 31, 2021
Leases [Abstract]
Leases

8.	Leases
Sony leases certain communication and commercial equipment, plant, office space, warehouses, employees’ residential facilities and other assets under both finance and operating leases.

(1)	Lease cost
The components of lease cost are as follows:

	Yen in millions
	Fiscal year ended March 31
	2020	2021
Finance Lease cost
Amortization of right-of-use assets	10,077	7,795
Interest on lease liabilities	1,266	863

Total finance lease cost	11,343	8,658
Operating lease cost	76,863	80,309
Short-term lease cost	20,620	17,805
Variable lease cost	141	108
Sublease income	(3,860)	(2,256)

Total lease cost	105,107	104,624

(2)	Supplemental consolidated balance sheet information related to leases
Supplemental consolidated balance sheet information related to leases is as follows:

	Yen in millions
	March 31
	2020	2021
Finance leases
Current portion of long-term debt	9,240	7,382
Long-term debt	29,843	43,684

Total finance lease liabilities	39,083	51,066

	March 31
	2020	2021
Weighted average remaining lease term
Operating leases	8.61 years	8.08 years
Finance leases	9.91 years	16.85 years

	March 31
	2020	2021
Weighted average discount rate
Operating leases	2.338%	2.119%
Finance leases	3.147%	1.776%
(3)	Maturities of lease liabilities
Maturities of lease liabilities as of March 31, 2021 are as follows:

	Yen in millions
Fiscal year ending March 31	Operating leases	Finance leases
2022	79,980	8,309
2023	65,595	6,909
2024	55,127	5,067
2025	36,893	4,306
2026	29,850	2,941
Later fiscal years	130,838	33,869

Total lease payments	398,283	61,401
Less imputed interest	34,662	10,335

Total	363,621	51,066

(4)	Other information
Other information related to leases is as follows:

	Yen in millions
	Fiscal year ended March 31
	2020	2021
Cash paid for amounts included in the measurement of lease liabilities
Payments for operating leases, included in cash flows from operating activities	71,612	75,907
Payments for finance leases, included in cash flows from financing activities	33,088	9,311
Right-of-use assets obtained in exchange for new operating lease liabilities	124,380	46,710